Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 1,454,545	$ 55,901	$ 7,479
Accounts receivable, net	30,875	83,097	191,601
Prepaid expenses	1,179,212	53,278	55,024
Deferred financing costs, net			0
Inventory	396,772	254,443	265,959
Total Current Assets	3,061,404	446,719	520,063
Property & equipment, net	32,235	35,101	54,511
OTHER ASSETS
Security deposits	14,958	14,958	21,919
Goodwill	549,368	549,368	429,225
Intangible assets, net	5,401,571	5,300,859	1,055,372
TOTAL ASSETS	9,059,536	6,347,005	2,081,090
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,623,547	155,503	362,160
Accrued compensation	517,846	535,862	0
Deferred revenue and customer deposits	11,000	24,079	25,224
Accrued interest payable	30,656	79,113	52,568
Short-term loans payable	0	230,351	0
Derivative liabilities – embedded conversion feature	1,091,544	301,779	0
Derivative liabilities – warrants	239,049	432,793	0
Contingent consideration	22,104	0	0
Current portion of notes payable and convertible debentures, net of debt discount of $3,750, $0 and $55,982, respectively	274,536	73,200	314,018
Line of credit convertible debenture and non-convertible debenture – related parties, net of debt discount of $0 and $17,720 in 2016 and 2015	0	391,472	0
Convertible debentures, net of debt discount of $1,474,342 and $1,050,041, respectively	410,580	407,459	0
Total Current Liabilities	4,220,862	2,631,611	753,970
NON-CURRENT LIABILITIES
Accrued compensation - less current portion	1,506,010	906,928	906,928
Notes payable and convertible debentures, net of current portion and debt discount of $1,405, $0 and $67,726	132,593	0	24,274
Line of credit convertible debenture and non-convertible debentures – related parties, net of current portion and debt discount of $0 in 2015 and $76,492 in 2014	0	25,000	497,586
Contingent consideration	3,207,700	3,229,804	324,379
Total Non-Current Liabilities	4,846,303	4,161,732	1,753,167
TOTAL LIABILITIES	9,067,165	6,793,343	2,507,137
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (Deficit)
Common stock: 150,000,000 shares authorized, at $0.001 par value, 104,164,880, 47,141,230 and 27,112,263 shares issued and outstanding, respectively	104,165	47,141	27,113
Additional paid-in capital	25,663,922	14,941,116	10,778,807
Accumulated deficit	(25,775,716)	(15,434,595)	(11,231,967)
Total Stockholders' Deficit	(7,629)	(446,338)	(426,047)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 9,059,536	$ 6,347,005	$ 2,081,090